Segment Information	9 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 11:- SEGMENT INFORMATION

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geography can be found in the revenue recognition disclosures in Note 3 above. The following table presents the Company’s property and equipment, net of depreciation, by geographic country:

	September 30,		December 31,
	2024		2023
Israel	$1,429		$1,309
United States	*	)	*	)
Total property and equipment, net:	$1,429		$1,309

*)	Represents less than $1.

Number of Customers accounted for over 10% of Revenue:

During the nine months ended September 30, 2024, the Company had four customers that accounted for 76.76% of revenues: 24.81% from Customer A, 21.81% from Customer B, 19.4% from Customer C and 10.74% from Customer D. During the nine months ended September 30, 2023, the Company had three customers that accounted for 70.85% of revenues: 16.55% from Customer A, 36.13% from Customer B and 18.7% from Customer E.